Share-based Payments and Non-Convertible Equity Certificates - Disclosure of Indirect Measurement of Fair Value of Share Options Granted During Period (Details) - Global Blue Management Incentive Plan	12 Months Ended
Mar. 31, 2022 USD ($) $ / shares
2019 SOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 1.03
Share price at grant date (in USD per share)	$ 10.59
Exercise price (in USD per share)	$ 10.59
Expected volatility	25.00%
Risk free interest rate	1.91%
2020 SOP | Exercise price range one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.57
Share price at grant date (in USD per share)	$ 10.34
Exercise price (in USD per share)	$ 8.50
Expected volatility	50.00%
Risk free interest rate	0.50%
2020 SOP | Exercise price range two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.20
Share price at grant date (in USD per share)	$ 10.34
Exercise price (in USD per share)	$ 10.50
Expected volatility	50.00%
Risk free interest rate	0.50%
2020 SOP | Exercise price range three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.06
Share price at grant date (in USD per share)	$ 10.34
Exercise price (in USD per share)	$ 12.50
Expected volatility	50.00%
Risk free interest rate	0.50%
2020 SOP | Exercise price range four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at grant date (in USD per share) | $	$ 0.01
Share price at grant date (in USD per share)	$ 10.34
Exercise price (in USD per share)	$ 14.50
Expected volatility	50.00%
Risk free interest rate	0.50%